The Universal Institutional Funds, Inc.
Prospectus Supplement

June 1, 2010

The Universal Institutional Funds, Inc.

Supplement dated June 1, 2010 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2010 of:

International Magnum Portfolio (Class I)

The section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Portfolio's assets are managed within the Asset Allocation team and the individual Investment Teams. The teams consist of portfolio managers and analysts. Francine J. Bovich is the member of the Asset Allocation team primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in January 1997.

Members of the Investment Teams primarily responsible for individual security selection for the Portfolio include James Cheng, a Managing Director of MSIM Company, and Matthew Leeman, a Managing Director of MSIM Limited.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since August 2006. Prior to August 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Leeman has been associated with MSIM Limited in an investment management capacity since December 2006. Prior to December 2006, Mr. Leeman was Co-Head of European Equities at Société Générale Asset Management.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the teams may change from time to time.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 1, 2010

The Universal Institutional Funds, Inc.

Supplement dated June 1, 2010 to The Universal Institutional Funds, Inc. Statement of Additional Information. dated April 30, 2010 of:

With respect to the International Magnum Portfolio, the section of the Statement of Additional Information entitled "Portfolio Managers" is hereby revised to delete all references to Johannes B. van den Berg, David H. Sugimoto and Brian W. Arcese.

Please retain this supplement for future reference.